Liabilities due to customers - cryptocurrencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 USD ($)
Liabilities due to customers
Liabilities due to customers	$ 61,351	$ 71,523	$ 13,867
BTC
Liabilities due to customers
Liabilities due to customers	16,212	44,446	5,230
ETH
Liabilities due to customers
Liabilities due to customers	7,881	$ 3,444	3,893
US$
Liabilities due to customers
Liabilities due to customers	$ 16,134
SGD
Liabilities due to customers
Liabilities due to customers			$ 3,588
XSGD	0.01	0.01	0.01
USDT
Liabilities due to customers
Liabilities due to customers	$ 4,187	$ 15,418	$ 647
USDC
Liabilities due to customers
Liabilities due to customers	7,835	7,648	$ 509
Singapore Dollar Stablecoin ("XSGD")
Liabilities due to customers
Liabilities due to customers	6,876	$ 567
Others
Liabilities due to customers
Liabilities due to customers	$ 2,226